Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property And Equipment [Abstract]
Furniture, fixtures and equipment		$ 63,376
Leasehold improvements		23,072
Computer trading and clearing system		2,430,445
Sub-total		2,516,893
Less: accumulated depreciation		(2,496,135)
Subtotal		20,758
Less: Property and equipment, net – discontinued operations		(20,758)
Property and equipment, net